MINERAL PROPERTIES UNDER DEVELOPMMENT AND CONSTRUCTION	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES UNDER DEVELOPMMENT AND CONSTRUCTION
MINERAL PROPERTIES UNDER DEVELOPMMENT AND CONSTRUCTION

7.MINERAL PROPERTIES UNDER DEVELOPMENT AND CONSTRUCTION

During the year ended December 31, 2020, we commenced construction activities at the Camino Rojo project.

	Mineral properties	Deposits to vendors on construction assets	Construction in progress	Other costs capitalized	Total
Mineral properties under development and construction, at historical rates
At December 31, 2019	$—	$—	$—	$—	$—
Transferred from mineral properties (note 6)	39,272	—	—	—	39,272
Additions	—	28,079	4,845	—	32,924
Borrowing costs capitalized (note 11)	—	—	—	672	672
Change in site closure provision	—	—	—	164	164
At December 31, 2020	$39,272	$28,079	$4,845	$836	$73,032

Accumulated foreign exchange on translation
At December 31, 2019	$—	$—	$—	$—	—
Transferred from mineral properties (note 6)	(2,129)	—	—	—	(2,129)
Due to changes in exchange rates	—	—	315	54	369
At December 31, 2020	$(2,129)	$—	$315	$54	$(1,760)

Carrying value
At December 31, 2019	$—	$—	$—	$—	$—
At December 31, 2020	$37,143	$28,079	$5,160	$890	$71,272

Borrowing costs on the Camino Rojo project loan (note 11) have been capitalized during the year, commencing December 1, 2020, and amounted to $0.7 million (2019 –  $nil).

The figures in the above totals do not include deposits which have been made on key components and construction items related to the Camino Rojo project, which at December 31, 2020, totaled approximately $28.1 million (December 31, 2019 – $nil).